Business combinations	12 Months Ended
Dec. 31, 2019
Business Combinations [Abstract]
Business combinations
13.	Business combinations
Viajes Falabella
On June 7, 2019, the Company obtained the regulatory approvals and acquired the outstanding capital stock of Viajes Falabella Argentina, Viajes Falabella Chile and Viajes Falabella Peru. The acquisition of Viajes Falabella Colombia was completed on July 31, 2019, after the regulatory approvals were obtained. The acquired entities are herein referred collectively as “Viajes Falabella”. The Company acquired the Viajes Falabella entities from Grupo Falabella. The Viajes Falabella entities are engaged in the travel agency business through their online and offline presence.
The acquisition purchase price totaled $23 million, of which the Company paid $11.5 million in cash at acquisition date and the remaining amount will be paid in two installments due in June 2020 and in June 2021.

Concurrent with the acquisition, the Company entered into a
10-year
commercial agreement with Grupo Falabella which provides for several marketing and promotional activities and other activities to promote future business. The agreement also provides for the use of the Viajes Falabella brand in Argentina, Chile, Peru and Colombia for an initial period of 4 years, renewable for one-year
periods at the option of the Company. The Company accounted for the use of the brand as a prepaid asset and amortizes it under the straight-line basis over the term of the contract.
The Company acquired Viajes Falabella and entered into the commercial agreement to enhance the Company’s position as a leading travel agency providing customers with an enhanced travel and tourism product and service offerings through online, call center and physical stores.
The Company is required to allocate the purchase price to tangible and identifiable intangible assets acquired and liabilities assumed based on their fair values. The excess of the purchase price over those fair values is recorded as goodwill. In determining the fair value of assets acquired and liabilities assumed, the Company primarily used discounted cash flow analyses. Inputs to the discounted cash flow analyses and other aspects of the allocation of purchase price require judgment. The more significant inputs used in the discounted cash flow analyses and other areas of judgment include (i) future revenue growth or attrition rates (ii) projected margins (iii) discount rates used to present value future cash flows (iv) the amount of synergies expected from the acquisition and (v) the economic useful life of assets, among others.
The following table summarizes the final purchase price allocation as of December 31, 2019 and the reconciliation with “Payments for acquired business, net of cash acquired” line item of consolidated statements of cash flows:

Viajes Falabella
Cash and cash equivalent	11,272
Accounts receivable	11,828
Other assets	34,611
Property and equipment	2,420
Intangible assets	3,663
Travel suppliers payable	(36,656)
Other Liabilities	(15,807)
Goodwill	10,865

Fair value of purchase price	22,196
Financed portion of acquisition	(10,696)
Cash acquired	(11,272)

Payments for acquired business, net of cash acquired	228
Intangible assets primarily consist of customer relationships, with a weighted average useful life of 3.7 years.
The goodwill reflects the value to the Company of increasing its presence in the region through omnichannel alternatives.

The Company incurred $0.5 million of acquisition-related expenses which are included in the statement of income for the year ended December 31, 2019.
The following table summarizes the revenues and net income (including purchase accounting amortization and the impact of intercompany eliminations) of Viajes Falabella included in the Company’s consolidated statement of income for the year ended December 31, 2019 since the date of acquisition:

Viajes Falabella
Net revenue	20,710
Net loss	(3,060)
The following pro forma summary presents consolidated information of the Company as if the acquisition of Viajes Falabella had occurred on January 1, 2018:

	For the years ended December 31,
	2019	2018
Net revenue	532,710	584,986
Net (loss) / income	(20,872)	19,770
These pro forma results include adjustments for purposes of consolidating the historical financial results of Viajes Falabella for the periods indicated. These pro forma results also include $ 0.8 million and $ 0.8 million for the years ended December 31, 2019 and 2018, respectively, to reflect the incremental amortization as a result of recording property, plant and equipment and intangible assets at fair value.
These pro forma results do not represent financial results that would have been realized had the acquisition actually occurred on January 1, 2018, nor are they intended to be a projection of future results.